Loans (Details) - USD ($)	Sep. 30, 2022	Aug. 14, 2022	Jun. 04, 2022	Sep. 30, 2021	Aug. 05, 2021
Short-term loans	$ 0			$ 2,172,766
Total long-term loans - current portion	1,505,353			0
Total long-term loans - non-current portion	292,285			142,264
Total short-term and long-term loans	1,797,638			2,315,030
Zhejiang Mintai Commercial Bank (Hangzhou Branch).
Short-term loans	0			2,172,766	$ 2,000,000
Bank of Beijing Hangzhou Branch [Member]
Short-term loans			$ 1,100,000
Total long-term loans - current portion	1,124,622			0
China Resources Shenzhen Investment Trust Co Ltd [Member]
Total long-term loans - current portion	159,321			0
Long-term loans - non-current portion	93,719			142,264
Jiangsu Suning Bank Member
Total long-term loans - current portion	140,578			0
Long-term loans - non-current portion	140,578			0
Huaneng Guicheng Trust Co Ltd [Member]
Short-term loans		$ 200,000
Total long-term loans - current portion	80,832			0
Long-term loans - non-current portion	$ 57,988			$ 0